CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating activities:
Net loss	$ (100,009)	$ (249,983)
Reconciliation of net loss to net cash used in operating activities:
Stock based compensation	26,226	346
Depreciation expense	1,183	338
Change in fair value of contingent earn-out liability	(87,065)
Change in fair value of warrant liabilities	(8,880)
Non-cash lease expense	481	222
Changes in operating assets and liabilities:
Prepaid expense and other assets	(37,812)	(2,604)
Accounts payable	6,143	324
Accrued expenses	16,553	9,851
Net cash used in operating activities	(183,180)	(241,506)
Investing activities:
Purchases of property and equipment	(448)	(2,980)
Purchases of investments	(4,000)
Net cash used in investing activities	(4,448)	(2,980)
Financing activities:
Proceeds from Business Combination and PIPE Financing, net of offering costs paid	1,304,564
Proceeds from issuance of convertible preferred stock, net of issuance costs	71,256	714,534
Proceeds from issuance of common stock	668	945
Net cash provided by financing activities	1,376,488	715,479
Increase in cash, cash equivalents and restricted cash	1,188,860	470,993
Cash and restricted cash, beginning of period	490,315	19,322
Cash and restricted cash, end of period	1,679,175	490,315
Supplemental disclosure of non-cash activities
Unpaid liabilities assumed in connection with the Business Combination	600
Business Combination transaction costs included in accounts payable and accrued expenses	$ 1,363
Issuance costs for convertible preferred stock included in accounts payable and accrued expenses		220
Right of use asset obtained in exchange for lease obligation		$ 6,931